Statements of Cash Flows (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report
OPERATING ACTIVITIES
Net loss	$ (163,456)	$ (13,132)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable and accrued liabilities	107,767
Net cash (used) by operating activities	(55,689)	(13,132)
FINANCING ACTIVITIES
Advances on lines of credit	51,030
Proceeds on note payable	415
Payments on note payable		(1,440)
Advances - member loan	4,286	1,569
Member contributions		11,365
Net cash provided by financing activities	55,731	11,494
NET INCREASE (DECREASE) IN CASH	42	(1,638)
Cash Beginning of year	165	1,803
Cash End of year	207	165
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid